Share Capital (Details 3) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Number of warrants, Warrants outstanding, beginning	18,533,587	1,933,625
Number of warrants, Warrants issued	5,185,129	16,599,962
Number of warrants, Warrants exercised	(5,000)
Number of warrants, Warrants outstanding, ending	23,713,716	18,533,587
Weighted average exercise price, Warrants outstanding, beginning	$ 1.64	$ 0.66
Weighted average exercise price, Warrants issued	4.91	1.75
Weighted average exercise price, Warrants exercised	2
Weighted average exercise price, Warrants outstanding, ending	$ 2.35	$ 1.64